Document and Entity Information	12 Months Ended
Mar. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 31, 2011
Registrant Name	HARBOR FUNDS
Central Index Key	0000793769
Amendment Flag	false
Document Creation Date	May 23, 2012
Document Effective Date	May 23, 2012
Prospectus Date	Mar. 01, 2012